Fair value and the undiscounted amount of the tru-up payment obligation (Detail) (Federal Deposit Insurance Corporation [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Deposit Insurance Corporation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 111,519	$ 98,340
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 178,522	$ 170,973